Commitments and Contingencies	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Commitments and Contingencies
11.	Commitments and contingencies
a.	Legal claims

The Company is involved in various claims, litigation and other matters in the ordinary course and conduct of business. Some of these pending matters will take a number of years to resolve. While it is not possible to determine the ultimate outcome of such actions at this time, and inherent uncertainties exist in predicting such outcomes, it is the Company’s belief that the ultimate resolution of such actions is not reasonably likely to have a material adverse effect on its consolidated financial position or results of operations. As a result, no contingent liabilities have been recorded in these interim financial statements.

b.	Contractual dispute with Canaccord

Canaccord Genuity Corp. (“Canaccord”) was an advisor to Reservoir Minerals Inc. (“Reservoir”) in connection with the Company’s transaction (the “Transaction”) to acquire Reservoir and all of its assets, including the Timok Project.

In early April 2016, Canaccord and Reservoir entered into an advisory agreement regarding a potential acquisition of control of Reservoir (the “April Advisory Agreement”). In September 2016, Canaccord filed a Notice of Claim in the British Columbia Supreme Court regarding the fees under the April Advisory Agreement.

The claim was heard in the British Columbia Supreme Court (“the Court”) on January 25 and 26, 2018. On April 27, 2018, the Court released its judgment concluding that the Transaction Fee under the April Advisory Agreement should total CAD$9,942. The decision was subsequently appealed by Canaccord and cross-appealed by Reservoir in May 2018. At September 30, 2018, the Company has an additional CAD$3,896 ($3,010) placed in trust representing the Transaction Fee of CAD$9,942 per the Court’s judgement less fees previously paid to Canaccord of CAD$6,047. The amount in trust has been classified as restricted cash.

c.	Environmental bond

As at September 30, 2018, the Company has arranged for the issuance of an environmental performance bond for the Bisha Mine for $65,000 (December 31, 2017 – $40,000) at a cost of 1% per annum. The environmental performance bond is in favour of the Eritrean Ministry of Energy and Mines and is renewable April 15, 2019.